Profit Sharing Plan and 401 (k) Plan	12 Months Ended
Dec. 31, 2012
Profit Sharing Plan and 401(k) Plan [Abstract]
Profit Sharing Plan and 401(k) Plan

I. Profit Sharing Plan and 401(k) Plan

We have a profit sharing and 401(k) plan that covers substantially all employees and allows for discretionary contributions by us. We began making employer contributions to this plan in 2011, and the expense was approximately $98,000 in 2012, $88,000 in 2011, and $0 in 2010.